OTHER ASSETS	12 Months Ended
Mar. 31, 2011
OTHER ASSETS

Note 15          OTHER ASSETS

Re-insurance claims from life insurance (reinsurance of pension obligations) were recognized as actuarial reserves. Corresponding communications by the insurance companies form the basis for the valuation. Earnings from interest on the financial assets were - according to the cost of liabilities from pension obligations - presented in the pension plan costs.